Average Annual Total Returns - MCI - Victory Market Neutral Income Fund	Class I 1 Year	Class I 5 Years	Class I Life of Class		Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions Life of Class		Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares Life of Class		FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 1 Year	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) 5 Years	FTSE 3-month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	2.81%	3.50%	2.23%	[1]	1.93%	2.62%	1.47%	[1]	2.05%	2.61%	1.58%	[1]	2.25%	1.05%	0.75%	[1]

[1]	Inception date of the Fund is November 20, 2012.